Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc.
Entity Central Index Key	0000949512
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
PGIM Jennison Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R6
Trading Symbol	PJFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$70	0.58%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	42.84%	19.10%	17.26% (9/27/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	14.50%
Russell 1000 Growth Index	42.19%	19.74%	18.20%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rat e for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class A
Trading Symbol	PIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.28%	7.35%	6.85%
Class A without sales charges	25.36%	8.06%	7.21%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,030,450,522
Holdings Count | Holdings	1,810
Advisory Fees Paid, Amount	$ 5,278,567
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF
9/
30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
TH
E FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Balanced Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R6
Trading Symbol	PIBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	25.79%	8.43%	7.44% (11/28/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.52%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Custom Blended Index*	24.40%	8.59%	7.87%

* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,030,450,522
Holdings Count | Holdings	1,810
Advisory Fees Paid, Amount	$ 5,278,567
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class Z
Trading Symbol	PJGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	36.34%	12.74%	8.94%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 232,819,237
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,187,348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R
Trading Symbol	PJGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$145	1.20%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	41.93%	18.34%	15.21%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class Z
Trading Symbol	PABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.70%	8.31%	7.48%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,030,450,522
Holdings Count | Holdings	1,810
Advisory Fees Paid, Amount	$ 5,278,567
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0) %* *
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class C
Trading Symbol	PJFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$203	1.68%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	40.28%	17.79%	14.66%
Class C without sales charges	41.28%	17.79%	14.66%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R
Trading Symbol	PJORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$180	1.53%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	35.31%	11.93%	8.22%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 232,819,237
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,187,348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R4
Trading Symbol	PJFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$103	0.85%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	42.42%	18.77%	15.97% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Russell 1000 Growth Index	42.19%	19.74%	17.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE S
OM
E CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class C
Trading Symbol	PJGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$277	2.37%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	33.14%	11.21%	7.65%
Class C without sales charges	34.14%	11.21%	7.65%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 232,819,237
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,187,348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R
Trading Symbol	PALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(973) 367-3529 from outside the US
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$165	1.47%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such der
ivati
ves had a small, positive impact on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.76%	7.52%	6.79%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index co
nsis
ted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Ru
sse
ll 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,030,450,522
Holdings Count | Holdings	1,810
Advisory Fees Paid, Amount	$ 5,278,567
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fe e s paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Ind
ustries
that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R2
Trading Symbol	PJFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$133	1.10%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	42.05%	18.48%	15.68% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Russell 1000 Growth Index	42.19%	19.74%	17.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHA
RAC
TERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class A
Trading Symbol	PJFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$117	0.97%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	34.43%	17.27%	14.80%
Class A without sales charges	42.25%	18.61%	15.46%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class Z
Trading Symbol	PJFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$84	0.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	42.66%	18.97%	15.81%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,586,088,599
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 43,316,739
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARA
CT
ERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R6
Trading Symbol	PJOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973)
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	36.28%	12.74%	8.80% (11/25/2014)
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.04%
Russell 1000 Value Index	27.76%	10.69%	8.92%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 25, 2014
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 232,819,237
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,187,348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class A
Trading Symbol	PJIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$132	1.12%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	28.31%	11.09%	7.98%
Class A without sales charges	35.78%	12.35%	8.59%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 232,819,237
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,187,348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0) %*
100.0%
*
Less
than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class C
Trading Symbol	PABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$203	1.81%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a s
mal
l, positive impact on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.39%	7.20%	6.41%
Class C without sales charges	24.39%	7.20%	6.41%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the R
usse
ll 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,030,450,522
Holdings Count | Holdings	1,810
Advisory Fees Paid, Amount	$ 5,278,567
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
N umb er of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%

Holdings [Text Block]
WHAT
A
RE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets